Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2019
Prospectus Date	rr_ProspectusDate	Jul. 10, 2019